GENERAL	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Reporting Entity

Foresight Autonomous Holdings Ltd. (the “Company”) is an Israeli resident company incorporated in Israel. The address of the Company’s registered office is 7 Golda Meir St., Ness Ziona, Israel. The unaudited condensed consolidated interim financial statements of the Company as of June 30, 2025 (the “Consolidated Interim Financial Statements”), comprise the Company and its fully owned subsidiaries in Israel and China (together referred to as the “Group”). The Company, through of its subsidiaries, Foresight Automotive Ltd. (“Foresight Automotive”) and Foresight Changzhou Automotive Ltd. (“Foresight Changzhou”), is a technology company developing smart multi-spectral vision software solutions including modules of automatic calibration and dense 3D point cloud that can be applied to different markets such as automotive, defense, autonomous vehicles, heavy industrial equipment and drones. In addition, the Company, through of its subsidiary, Eye-Net Mobile Ltd. (“Eye-Net”) is also engaged in the development of a cellular-based solution suite that provides real-time pre-collision alerts to enhance road safety and situational awareness for all road users in the urban mobility environment by incorporating cutting-edge artificial intelligence (“AI”) technology and advanced analytics.

The ordinary shares of the Company, no par value each (the “Ordinary Shares”), are registered for trade on the Tel Aviv Stock Exchange. In addition, since June 15, 2017, the Company has American Depository Shares (“ADSs”) registered with the U.S. Securities and Exchange Commission. The ADSs are listed on The Nasdaq Capital Market; the ratio of the Company’s Ordinary Shares to ADSs is 30:1.

The Group activities are subject to significant risks and uncertainties, including failing to secure additional funding to operationalize its technology before competitors develop similar technology. In addition, the Group is subject to risks from, among other things, competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements and limited operating history.

B.	Going Concern

To date, the Company has not generated significant revenues from its activities and has incurred substantial operating losses. Management expects the Company to continue to generate substantial operating losses and to continue to fund its operations primarily through the utilization of its current financial resources, sales of its products and additional raises of capital.

Such conditions raise substantial doubts about the Company’s ability to continue as a going concern. The management’s plan includes raising funds from existing shareholders and/or outside potential investors. However, there is no assurance such funding will be available to the Company, if such funding will be obtained on terms favorable to the Company, or if such funding will provide the Company with sufficient funds to meet its objectives. These financial statements do not include any adjustments relating to the recoverability and classification of assets, carrying amounts or the amount and classification of liabilities that may be required should the Company be unable to continue as a going concern.